Responsibilities and Commitments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	$ 32,100,000
Insured amount to cover substantial damage to assets and loss of earnings	7,700,000,000
Property, plant and equipment subject to operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	$ 7,300,000	$ 11,000,000	$ 15,600,000